Financial Instruments - Additional Information - Other Financial Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash flows from leases	$ 371	$ 331	$ 342
Cash flows from used in securitization program	3	(18)	$ 79
Other Financial Obligations [member]
Disclosure of detailed information about financial instruments [line items]
Recourse of accounts receivable	$ 658	$ 678